Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 24,128	$ 20,544	$ (54,495)
Other comprehensive income
Unrealized (losses) gains on translation of consolidated financial statements to U.S. dollar reporting currency	(1,216)	3,280	1,572
Unrealized gains on translation of foreign subsidiaries to Canadian dollar functional currency, net of income taxes of $281 ($394 and $96 for the years ended March 31, 2014 and March 31, 2013, respectively)	5,774	3,993	473
Reclassification of cumulative currency translation adjustments relating to liquidated subsidiary to Other income, net of income taxes of $0 for the year ended March 31, 2015	(422)
Total other comprehensive income (loss)	4,136	7,273	2,045
Total comprehensive income (loss)	$ 28,264	$ 27,817	$ (52,450)